Events After the Balance Sheet (Details) - Major purchases of assets [member] - Tianjin Baoliting Intelligence Technology Co., Ltd. [Member]	Apr. 15, 2024 USD ($)
Events After the Balance Sheet [Line Items]
Consideration	$ 7,000,000
Intangible assets	$ 7.220000